31 Net Operating Revenue (Details Narrative)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net operating revenue [line items]
Annual tariff review and authorized average rate	3.41%	15.99%
High voltage consumers percentage	4.32%
Low voltage consumers percentage	2.92%
Financial Components [Member]
Disclosure of net operating revenue [line items]
Annual tariff review and authorized average rate	10.54%
Updating Portion B [Member]
Disclosure of net operating revenue [line items]
Annual tariff review and authorized average rate	1.12%
Adjusting Portion A [Member]
Disclosure of net operating revenue [line items]
Annual tariff review and authorized average rate	(3.08%)
Withdrawal Of The Financial Components From The Previous Tariff Process [Member]
Disclosure of net operating revenue [line items]
Annual tariff review and authorized average rate	(5.17%)